Debt - ABL Facility (Details) - ABL Facility	12 Months Ended
Dec. 29, 2016 USD ($)
Line of Credit Facility [Line Items]
Revolving Line of Credit	$ 200,000,000
Eligible Percent Of Trade Receivables	85.00%
Debt Instrument Variable Rate Floor	1.00%
Available borrowing capacity	$ 121,719,000
Outstanding letters of credit	$ 10,119,000
Borrowing Requirement Of Credit Facility Percent Of Availability	90.00%
Financial Maintenance Covenants	$ 0
Standby Letters of Credit [Member]
Line of Credit Facility [Line Items]
Revolving Line of Credit	$ 30,000,000
Base Rate [Member] | Minimum
Line of Credit Facility [Line Items]
Variable interest rate (as a percent)	0.25%
Base Rate [Member] | Maximum
Line of Credit Facility [Line Items]
Variable interest rate (as a percent)	0.50%
London Interbank Offered Rate (LIBOR) [Member] | Minimum
Line of Credit Facility [Line Items]
Variable interest rate (as a percent)	1.25%
London Interbank Offered Rate (LIBOR) [Member] | Maximum
Line of Credit Facility [Line Items]
Variable interest rate (as a percent)	1.50%
Federal Funds Rate [Member]
Line of Credit Facility [Line Items]
Variable interest rate (as a percent)	0.50%